Acquisition of Nimbus (Details) - USD ($) $ / shares in Units, $ in Thousands					1 Months Ended	3 Months Ended
	Feb. 17, 2026	Jan. 15, 2026	Jan. 02, 2026	Dec. 31, 2024	Feb. 28, 2026	Mar. 31, 2026	Dec. 31, 2024	Feb. 26, 2026	Dec. 31, 2025	Nov. 13, 2024
Acquisition of Nimbus [Line Items]
Shares of common stock					688,943	1,850,000
Convertible value		$ 3,250,000
Bearing percentage		6.00%
Fixed price		$ 2
Beneficially owned percentage		4.99%							4.99%
Total consideration acquisition amount						$ 15,298
Estimated fair value							$ 478
Price per share						$ 3.65		$ 1		$ 2.39
Closing price per share						$ 3.65
Elad [Member]
Acquisition of Nimbus [Line Items]
Estimated fair value						$ 6,753
Nimbus Note [Member]
Acquisition of Nimbus [Line Items]
Conversion price per share						$ 2
Common Stock [Member]
Acquisition of Nimbus [Line Items]
Shares of common stock			73,170
Converted shares	1,625,000
Estimated fair value				$ 0		$ 8,545
Conversion price per share									$ 2
Common Stock [Member] | Elad [Member]
Acquisition of Nimbus [Line Items]
Shares of common stock		1,850,000
Nimbus Drones Technologies and Marketing Ltd [Member]
Acquisition of Nimbus [Line Items]
Beneficial ownership percentage		100.00%